Document and Entity Information	Sep. 17, 2026
Cover [Abstract]
Entity Registrant Name	WESCO INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000929008
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false